Description of Business, History and Summary of Significant Policies: Use of Estimates (Policies)	12 Months Ended
Jun. 30, 2013
Policies
Use of Estimates

Use of Estimates

The preparation of audited financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.